FAIR VALUE MEASURMENTS (Schedule of Fair Value Measurements Input) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Derivative assets	$ 680
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative assets
Convertible debt		$ 1,401
Total financial assets	$ 680	1,401
Liabilities:
Holdback Amount	795
Earn-Out Consideration	10,826
Derivative liability		$ 635
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		us-gaap:OtherLiabilities
Total financial liabilities	11,621	$ 635
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets	0
Convertible debt		0
Total financial assets	0	0
Liabilities:
Holdback Amount	795
Earn-Out Consideration	0
Derivative liability		0
Total financial liabilities	795	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	680
Convertible debt		1,401
Total financial assets	680	1,401
Liabilities:
Holdback Amount	0
Earn-Out Consideration	0
Derivative liability		635
Total financial liabilities	0	635
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets	0
Convertible debt		0
Total financial assets	0	0
Liabilities:
Holdback Amount	0
Earn-Out Consideration	10,826
Derivative liability		0
Total financial liabilities	$ 10,826	$ 0